Post-employment benefits	12 Months Ended
Dec. 31, 2025
Post-employment benefits
Post-employment benefits
23 Post-employment benefits

Accounting policy

The cost of defined benefit pension plans and other post-employment and the present value of the pension obligation is determined using actuarial valuations. An actuarial valuation involves the use of various assumptions which may differ from actual results in the future. These include the determination of the discount rate, future salary increases, mortality rates and future pension increases. A defined benefit obligation is highly sensitive to changes in these assumptions. All assumptions are reviewed by management at each reporting date.

i.Defined Contribution Plans

A defined contribution plan is a post-employment benefit plan in which the Company pays fixed contributions to a separate entity and has no legal or constructive obligation to pay additional amounts. Obligations for contributions to defined contribution plans are recorded as an employee benefit expense in the financial results during the periods in which the related services are rendered by employees. Contributions to a defined contribution plan that are due more than 12 months after the end of the service period are discounted to their present value.

The Company sponsors a defined contribution private pension plan named Plano de Aposentadoria FuturaFlex (for the employees of Compass, Comgás and Commit), managed by FuturaMais – Complementary Pension Fund Entity (Entidade de Previdência Complementar (formerly named RaizPrev – Private Pension Fund Entity (Entidade de Previdência Privada), which merged Futura II – Entidade de Previdência Complementar). The Entity has administrative, asset and financial autonomy, and has as object the management and execution of social security benefit plans, as defined in the Regulation of Benefit Pension Plans.

The Company has no legal or contractual obligations that may generate the need to make additional extraordinary contributions if the plan presents a deficit result.

ii.Variable contribution

A variable contribution plan is also known as a mixed plan that brings together aspects of the BD – defined benefit and the DC – defined contribution.

The Company and its subsidiaries sponsor a supplementary pension plan structured as a Variable Contribution plan, called the Futura II Retirement Plan. Also managed by FuturaMais, it combines the characteristics of Defined Contribution for scheduled benefits (normal and early retirement) and Defined Benefit for risk benefits (sick pay, disability, lump sum payment and survivor's pension).

Compagas offers a mixed-type defined contribution plan, characterized by the accumulation of savings during employees' working lives, which are converted into a lifetime annuity upon retirement.

The main risks of this plan are a longer life expectancy for beneficiaries and higher wage growth compared to those considered in the calculations.

iii.Defined benefit

The defined benefit plan is a plan in which the participants have the due benefit established by means of regulatory provisions. The cost is determined through actuarial evaluations, which are conducted at least annually based on assumptions.

Retirement Plan

The Retirement Plan, administered by Futura – Entidade de Previdência Complementar and sponsored by Cosan Lubricants e Especialidades SA, has been closed and in the process of being phased out since 2011.

According to the regulations, the Company adopts a provision for the present value of benefits, and beneficiaries receive an annuity according to the plan. The main actuarial risks are:

a)Greater survival compared to that specified in the mortality tables;

b)Return on shareholders’ equity lower than the discount rate used in the actuarial assessment , plus the accumulated IGP-DI; and

c)Actual family structure differs from established retirement assumptions.

Health insurance

The Company has defined benefit plans related to medical assistance in the subsidiaries Comgás and Compagas. The Subsidiary Comgás offers the following post-employment health care benefits, granted to former employees and their dependents who retired up to May 31, 2000. After this date, only employees with 20 years contribution to Social Security (Instituto Nacional do Seguro Social), or “INSS,” and 15 years uninterrupted work at the Company up to May 31, 2000, are entitled to this defined benefit plan, provided that, on the date of retirement, they were working at the Company.

Compagas offers the Pró-Saúde Plan for employees and their dependents, with monthly contributions from the sponsor and employees. Beneficiaries on retirement will have the right to remain in the plan for life.

The main risks of this plan are the longer survival of the beneficiaries and the higher cost of medical inflation compared to those considered in the calculations.

The liability recognized on the balance sheet relating to the defined benefit post-employment plan is calculated annually by independent actuaries.

The amount recognized in the balance sheet in respect of post-employment benefit plan liabilities represents the present value of the obligations, less the fair value of the assets, including actuarial gains and losses. Remeasurements of the net obligation, which include actuarial gains and losses, the return on plan assets (excluding interest) and the effect of the asset cap (if any, excluding interest), are recognized immediately in other comprehensive income (ORA). Net Interest and other expenses related to the defined benefit plan are recognized in profit or loss.

Actuarial losses arising from adjustments basis on experience and changes in actuarial assumptions are recorded directly in shareholders’ equity, as other comprehensive income (ORA), when incurred.

	Consolidated
	December 31, 2025	December 31, 2024
Defined contribution
Futura II	386	298
Defined benefit
Futura	146,225	141,050
Health plan	389,815	385,272
	536,040	526,322
Total	536,426	526,620

Details of current plans

a) Defined contribution

During the fiscal year ended December 31, 2025, the amount of contributions paid by the Company was R$ 1,323 (R$ 111 as of December 31, 2024 and R$ 103 as of Deceber 31, 2023).

b) Defined benefit

The subsidiary Cosan Lubrificantes e Especialidade (“CLE”) sponsors Futura – Entidade de Previdência Complementar (“Futura”), formerly known as Previd Exxon – Entidade de Previdência Complementar. Futura's main objective is to provide supplementary benefits, within certain limits established in the Retirement Plan regulations. This plan was modified to be closed to new participants and approved by the competent authorities on May 5, 2011. During the fiscal year ended December 31, 2025, contributions totaled R$ 19,240 (R$ 16,252 in the fiscal year ended December 31, 2024). The weighted average duration of the obligation is 7.7 years as of December 31, 2025, and 8.9 years as of December 31, 2024 and 2023. In 2026, CLE expects to make a contribution of R$ 18,624 in relation to its defined benefit plan.

In addition, the indirect subsidiary Compagás performed the actuarial analysis of the defined benefit pension plan, which is in surplus and, therefore, no balances were recorded. The details are below:

December 31, 2025
Liability at year-end	(46,780)
Financial assets at year-end	54,476
Accrued surplus	7,696
Asset limit effect	(7,696)
Liability to be recognized	—

d) Medical plan

Obligations related to post-employment benefit plans, which include medical assistance and retirement incentives, sick pay and disability pension.

The defined benefit pension plan is governed by Brazilian labor laws, which required final salary payments to be adjusted by the consumer price index at the time of payment during retirement. The level of benefits provided depends on the member's length of service and salary at retirement age. During the fiscal year ended December 31, 2025, contributions totaled R$30,891 (R$31,169 in the fiscal year ended December 31, 2024). The weighted average duration of the health plan obligation was 9.9 years (8.9 years as of December 31, 2024) at the indirect subsidiary Comgás and 17.7 years (20.4 years as of 2024) at the indirect subsidiary Compagas. In 2026, subsidiaries expect to make a contribution of R$46,373 to their defined benefit plan.

Breakdown and changes in current plans

The details of the present value of the defined benefit obligation and the fair value of the plan's assets are presented below:

	December 31, 2025	December 31, 2024	December 31, 2023
Actuarial obligation at beginning of the year	1,018,300	1,141,841	1,097,982
Current service cost	378	386	157
Business combination	—	9,560	—
Interest on actuarial obligation	111,130	105,302	107,057
Actuarial (gain) loss arising from financial assumptions	(3,747)	(170,791)	62,807
Actuarial loss (gain) arising from experience adjustment	(8,188)	23,181	(62,889)
Actuarial gains arising from demographic assumptions	—	505	22,116
Benefit payments	(96,934)	(91,684)	(85,389)
Actuarial obligation at the end of the year	1,020,939	1,018,300	1,141,841

Fair value of plan assets at the beginning of the year	(491,978)	(524,527)	(522,474)
Interest income	(51,452)	(46,423)	(49,720)
Return on investments in the year (excluding interest income)	11,730	34,709	2,443
Employer contributions	(50,133)	(43,340)	(40,278)
Benefits paid	96,934	87,603	85,502
Fair value of plan assets at the end of the year	(484,899)	(491,978)	(524,527)

Defined benefit liabilities, net	536,040	526,322	617,314

The total expense recognized in financial results is as follows:

	December 31, 2025	December 31, 2024	December 31, 2023
Current service cost	(378)	(386)	(157)
Interest on actuarial obligation	(59,678)	(58,879)	(57,337)
	(60,056)	(59,265)	(57,494)

Total amount recognized as other comprehensive income:

	December 31, 2025	December 31, 2024	December 31, 2023
Accumulated at the beginning of the year	290,378	180,311	204,788
Actuarial gain (loss) arising from financial assumptions	3,486	168,351	(62,807)
Actuarial (loss) gain arising from experience adjustment	8,449	(23,575)	62,889
Actuarial loss arising from demographic assumptions	—	—	(22,116)
Return on investments in the year (excluding interest income)	(11,730)	(34,709)	(2,443)
Accumulated at the end of the year	290,583	290,378	180,311

The plan's assets consist of the following:

	December 31, 2025		December 31, 2024
	Value	%	Value	%
Fixed income	484,112	100.00%	491,194	100.00%
	484,112	100.00%	491,194	100.00%

Plan assets consist of financial assets quoted on active markets and are therefore classified as Levels 1 and 2 in the fair value hierarchy. The expected rate of return on plan assets is determined based on market expectations applicable to the period during which the obligation is to be settled at the time the rate is determined.

The following are the primary assumptions used to determine the Company's and its subsidiaries' benefit obligations:

	Futura		Health insurance Compagas		Health insurance Comgás
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Discount rate	11.13%	11.07%	7.22% p.a.	7.43% p.a.	7.27% p.a.	12.14% p.a.
Inflation rate	3.50%	3.50%	3.90% p.a.	4.96% p.a.	4.00% p.a.	4.50% p.a.
Future salary increases	N/A	N/A	1.00% p.a.	1.00% p.a.	N/A	N/A
Morbidity (aging factor)	N/A	N/A	2.20% p.a.	2.20% p.a.	3.00% p.a.	3.00% p.a.
Future pension increases	3.50%	3.50%	1.00% p.a.	1.00% p.a.	3.00% p.a.	3.00% p.a.
Overall mortality (segregated by sex)	N/A	N/A	AT-2000 (sex-segregated basic)	AT-2000 (sex-segregated basic)	AT-2000 (10% smoothed)	AT-2000 (10% smoothed)
Disabled mortality	N/A	N/A	Winklevoss	Winklevoss	IAPB-1957	IAPB-1957
Entry into disability (modified)	N/A	N/A	TASA 1927	TASA 1927	UP-84 Modified	UP-84 Modified
Turnover	N/A	N/A	1.49% p.a.	1.43% p.a.	0.60 / (length of service + 1)	0.60 / (length of service + 1)
Retirement age	N/A	N/A	N/A	N/A	100% at age 60	100% at age 60

Sensitivity analysis

The discount rate is one of the key actuarial assumptions, as it affects the defined benefit obligation. The table below presents the sensitivity of the defined benefit obligation to changes in the discount rate, while keeping the other assumptions constant:

	Discount rate		Medical inflation
	Increase 0.50%	Reduction 0.50%	Increase 0.50%	Reduction 0.50%
Futura	609,697	652,378	611,199	654,754
Health insurance	(16,918)	18,410	335	(321)

There have been no changes regarding biometric and demographic assumptions compared to previous years and the methods adopted in preparing the sensitivity analysis.